Form N-CSR Cover	12 Months Ended
Nov. 30, 2025
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT INVESTMENT TRUST
Entity Central Index Key	0000911507
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025